Leases - Schedule of Short-Term Leases (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Recognize Right-of-Use Assets and Lease Liabilities on the Balance Sheet [Abstract]
Operating lease right-of-use assets	$ 471,411	$ 660,946
Operating lease liabilities – current	308,028	270,183
Operating lease liabilities – noncurrent	139,442	308,575
Total operating lease liabilities	$ 447,470	$ 578,758
Weighted-average remaining lease term (years)	1 year 5 months 19 days	1 year 11 months 8 days
Weighted-average discount rate	4.75%	4.75%